Employee benefit obligations - Ranges of assumptions (Details)	Dec. 31, 2018	Dec. 31, 2017
Maximum
Assumptions and sensitivities
Discount rates	2.25%
United States | Defined benefit plan
Assumptions and sensitivities
Rates of inflation	2.50%	2.50%
Discount rates	4.50%	3.80%
United States | Defined benefit plan | Minimum
Assumptions and sensitivities
Rates of increase in salaries	1.50%	2.00%
United States | Defined benefit plan | Maximum
Assumptions and sensitivities
Rates of increase in salaries	3.00%	3.00%
Germany | Defined benefit plan
Assumptions and sensitivities
Rates of inflation	1.50%	1.50%
Rates of increase in salaries	2.50%	2.50%
Germany | Defined benefit plan | Minimum
Assumptions and sensitivities
Discount rates	1.88%	1.68%
Germany | Defined benefit plan | Maximum
Assumptions and sensitivities
Discount rates		2.24%
United Kingdom | Defined benefit plan
Assumptions and sensitivities
Rates of inflation	3.15%	3.10%
Rates of increase in salaries	2.15%	2.60%
Discount rates		2.70%
United Kingdom | Defined benefit plan | Minimum
Assumptions and sensitivities
Discount rates	2.90%
United Kingdom | Defined benefit plan | Maximum
Assumptions and sensitivities
Discount rates	2.95%